Capital structure and financial items - Derivative financial instruments - Derivative financial instruments (Details) kr in Millions	12 Months Ended
	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	kr 63,390	kr 50,455
Positive fair value at year-end	2,332	188
Negative fair value at year-end	1,365	734
Recognised in Other comprehensive income, asset	1,802
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Recognised in Other comprehensive income, asset	1,384
Cash flow hedges | Other intangible assets [member]
Disclosure of detailed information about hedging instruments [line items]
Recognised in Other comprehensive income, asset	418
Cash flow hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	39,401	35,407
Positive fair value at year-end	1,849	116
Negative fair value at year-end	47	445
Cash flow hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	29,110	25,394
Positive fair value at year-end	1,658	81
Negative fair value at year-end	kr 0	kr 315
Average price of hedging instrument	640	654
Cash flow hedges | Forward contracts | CNH, JPY, GBP And CAD
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	kr 10,291	kr 10,013
Positive fair value at year-end	191	35
Negative fair value at year-end	47	130
Fair value hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	23,989	15,048
Positive fair value at year-end	483	72
Negative fair value at year-end	1,318	289
Fair value hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	19,411	11,287
Positive fair value at year-end	379	61
Negative fair value at year-end	1,307	217
Fair value hedges | Forward contracts | CNH, CAD, EUR, GBP And JPY
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	4,578	3,761
Positive fair value at year-end	104	11
Negative fair value at year-end	11	72
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, liability	1,318	289
Recognised in Other comprehensive income, liability	47	445
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, asset	483	72
Recognised in Other comprehensive income, asset	kr 1,849	kr 116